SEGMENTED INFORMATION - Disclosure of revenue by geographical location (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of operating segments [line items]
Sales	$ 607,359	$ 184,396	$ 70,931
Gross Profit	416,184	81,287	39,615
Canada [Member]
Disclosure of operating segments [line items]
Sales	0	0	0
Gross Profit	0	0	0
USA [Member]
Disclosure of operating segments [line items]
Sales	154,625	79,795	70,931
Gross Profit	97,115	27,703	39,615
UK [Member]
Disclosure of operating segments [line items]
Sales	452,734	104,601	0
Gross Profit	$ 319,069	$ 53,584	$ 0